Share Based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share Based Compensation [Abstract]
Schedule of compensation to employees
	Nine months ended September 30,
	2022	2021
Expected term, in years	4.41-6.11	4.61
Expected volatility	47%	42%-43%
Risk-free interest rate	1.74%-3.36%	0.49%-0.80%
Expected dividend yield	0%	0%

Schedule of share-based compensation expense
	Nine months ended September 30,
	2022	2021
Research and development	$4,140	$348
Sales and marketing	1,007	64
General and administrative	1,135	42
Cost of revenues	95	34
Total stock-based compensation expense	$6,377	$488